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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6537

            Van Kampen Trust For Investment Grade New York Municipals
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/05


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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW YORK MUNICIPALS

PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)



PAR
AMOUNT
(000)      DESCRIPTION                                                                          COUPON    MATURITY        VALUE
           MUNICIPAL BONDS    151.2%
           NEW YORK    142.2%
$  1,000   Amherst, NY Indl Dev Agy Civic Fac Rev UBF Fac Student Hsg Ser B (AMBAC Insd)        5.750%    08/01/30    $  1,134,680
   1,250   Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of Buffalo Proj (FSA Insd)               5.750     05/01/23       1,434,675
   2,000   Erie Cnty, NY Pub Impt Ser A (FGIC Insd)                                             5.250     03/15/20       2,210,520
   1,000   Erie Cnty, NY Pub Impt Ser C (AMBAC Insd)                                            5.500     07/01/29       1,104,600
   1,610   Grand Central NY Dist Mgt Assn Cap Impt Business Impt & Rfdg (a)                     5.000     01/01/16       1,758,104
   1,110   Islip NY Res Recovery 1985 Fac Ser E (AMT) (FSA Insd) (a)                            5.750     07/01/18       1,260,816
   1,500   Long Island Pwr Auth NY Elec Sys Rev Gen Ser C                                       5.500     09/01/21       1,645,485
   1,000   Metropolitan Trans Auth NY Rev Ser A Rfdg (AMBAC Insd)                               5.500     11/15/19       1,134,530
   1,500   Metropolitan Trans Auth NY Svc Contract Ser A Rfdg                                   5.125     01/01/29       1,564,755
   1,000   Metropolitan Trans Auth NY Svc Contract Ser B (MBIA Insd)                            5.500     07/01/14       1,159,670
   1,500   Montgomery Cnty, NY Indl Dev Agy Lease Rev HFM Boces Ser A (XLCA Insd)               5.000     07/01/34       1,563,435
   1,500   Montgomery Cnty, NY Indl Dev Agy Lease Rev HFM Boces Ser A (XLCA Insd) (a)           5.000     07/01/24       1,596,690
   2,000   Nassau Cnty, NY Interim Fin Auth Sales Tax Secd Ser A (Prerefunded @ 11/15/10)       5.750     11/15/15       2,294,180
     730   Nassau Cnty, NY Interim Fin Auth Sales Tax Secd Ser A1 (AMBAC Insd)                  5.375     11/15/15         820,002
     935   New York City Hsg Dev Corp Multi-Family Hsg Rev Ser A (AMT)                          5.850     11/01/20         998,973
   1,000   New York City Indl Dev Agy Pkg Royal Charter-NY Presbyterian (FSA Insd)              5.250     12/15/11       1,125,460
   2,000   New York City Indl Dev Agy Spl Fac Rev Terminal One Group Assn Proj (AMT)            6.000     01/01/15       2,027,580
   1,000   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev                                    5.500     06/15/33       1,100,270
   3,900   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser B (FSA Insd)                   5.250     06/15/29       4,115,436
   1,325   New York City Muni Wtr Fin Ser B                                                     6.000     06/15/33       1,531,687
   2,175   New York City Muni Wtr Fin Ser B (Prerefunded @ 06/15/10)                            6.000     06/15/33       2,521,543
   2,000   New York City Ser E (FSA Insd)                                                       5.000     11/01/20       2,182,840
   3,000   New York City Ser G (a)                                                              5.000     12/01/24       3,165,540
   1,250   New York City Ser K                                                                  5.625     08/01/13       1,361,137
   1,500   New York City Transitional Fin Auth Rev Future Tax Secd Ser C (AMBAC Insd)           5.250     08/01/21       1,659,855
   3,500   New York City Transitional Fin Auth Rev Future Tax Secd Ser D (MBIA Insd)            5.250     02/01/19       3,879,365
   1,330   New York St Dorm Auth Lease Rev Court Fac Ser A                                      5.375     05/15/22       1,441,747
   1,000   New York St Dorm Auth Lease Rev Master Boces Pgm Ser A (FSA Insd)                    5.250     08/15/17       1,107,640
   1,040   New York St Dorm Auth Lease Rev St Univ Dorm Fac                                     5.375     07/01/16       1,146,735

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
   2,200   New York St Dorm Auth Rev Catholic Hlth L.I. Oblig Grp (a)                           5.000     07/01/27       2,213,046
   2,500   New York St Dorm Auth Rev Grace Manor Hlthcare Fac                                   6.150     07/01/18       2,672,500
   1,000   New York St Dorm Auth Rev Hosp (MBIA Insd)                                           5.000     08/01/33       1,048,160
   1,340   New York St Dorm Auth Rev Insd Brooklyn Law Sch Ser B (XLCA Insd)                    5.375     07/01/23       1,500,291
   1,000   New York St Dorm Auth Rev Mem Sloan-Kettering Ctr Ser 1 (MBIA Insd)                  5.000     07/01/20       1,078,620
   2,340   New York St Dorm Auth Rev Mental Hlth Svc Fac Impt Ser D (FSA Insd) (a)              5.750     08/15/12       2,623,608
   1,210   New York St Dorm Auth Rev Mental Hlth Svc Ser B (MBIA Insd)                          5.250     08/15/31       1,274,541
   4,000   New York St Dorm Auth Rev Mtg Montefiore Hosp (FGIC Insd)                            5.000     08/01/33       4,190,840
   1,000   New York St Dorm Auth Rev Sch Dist Fin Pgm Ser I (MBIA Insd)                         5.750     10/01/18       1,155,190
   1,000   New York St Dorm Auth Rev Secd Hosp North Gen Hosp Rfdg                              5.750     02/15/18       1,127,700
   1,000   New York St Dorm Auth Rev St Personal Income Tax Ed Ser A                            5.000     03/15/32       1,037,440
   1,000   New York St Dorm Auth Rev St Univ Ed Fac 1989 Res (MBIA Insd)                        6.000     05/15/15       1,151,820
   1,000   New York St Dorm Auth Rev St Univ Ed Fac Ser A (MBIA Insd)                           5.250     05/15/15       1,139,850
   5,010   New York St Dorm Auth Rev St Univ Ed Fac Ser B Rfdg                                  5.250     05/15/19       5,639,055
   1,365   New York St Energy Resh & Dev Auth Gas Fac Rev Brooklyn Union Gas Ser B
           (AMT) (MBIA Insd)                                                                    6.750     02/01/24       1,383,154
   4,000   New York St Energy Resh & Dev Auth Gas Fac Rev Brooklyn Union Gas Ser C
           (AMT) (MBIA Insd)                                                                    5.600     06/01/25       4,067,720
   1,640   New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving Fd
           Pooled Fin Pgm I                                                                     5.250     09/15/19       1,823,303
   2,000   New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving Fd Ser B        5.000     06/15/21       2,173,320
   3,500   New York St Hsg Fin Agy Rev Multi-Family Hsg Secd Mtg Pgm Ser A (AMT)                7.050     08/15/24       3,505,075
   3,000   New York St Loc Govt Assistance Corp Ser E Rfdg                                      6.000     04/01/14       3,556,470
   1,050   New York St Med Care Fac Fin Agy Rev Saint Peter's Hosp Proj Ser A (AMBAC Insd)      5.375     11/01/20       1,062,537
   4,000   New York St Mtg Agy Rev Homeowner Mtg Ser 71 (AMT)                                   5.400     04/01/29       4,108,280
   4,460   New York St Mtg Agy Rev Homeowner Mtg Ser 79 (AMT)                                   5.300     04/01/29       4,578,368
   1,990   New York St Mtg Agy Rev Ser 101 (AMT)                                                5.400     04/01/32       2,054,655
   1,535   New York St Ser C Rfdg                                                               5.000     04/15/17       1,671,062
   2,000   New York St Twy Auth Hwy & Brdg Tr Fd Ser A (FSA Insd)                               5.250     04/01/19       2,216,040
   2,500   New York St Urban Dev Corp Rev Correctional Fac Ser A Rfdg                           5.500     01/01/14       2,785,175
   1,625   New York St Urban Dev Corp Rev Proj Ctr for Indl Innovation Rfdg                     5.500     01/01/13       1,848,584
  19,280   New York St Urban Dev Corp Rev St Office South Mall Ser A                                *     01/01/11      13,960,841
   3,570   Niagara, NY Frontier Auth Arpt Buffalo Niagara Intl Arpt Ser A (AMT) (MBIA Insd)     5.625     04/01/29       3,873,771
   1,515   Rensselaer, NY Hsg Auth Multi-Family Rev Mtg Renwyck Pl Ser A                        7.650     01/01/11       1,533,059
   1,405   Rensselaer, NY Hsg Auth Multi-Family Rev Mtg Van Rensselaer Heights Ser A            7.750     01/01/11       1,421,832
   1,500   Sales Tax Asset Receivable Corp NY Ser A (MBIA Insd)                                 5.000     10/15/21       1,637,880

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
   5,445   Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser A                                    5.250     01/01/18       6,008,122
   5,000   Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser A                                    5.000     01/01/32       5,166,500
   2,000   Yonkers, NY Indl Dev Agy Civic Cmnty Dev Ppty Yonkers Inc Ser A                      6.625     02/01/26       2,161,860
   1,700   Yonkers, NY Ser A (FGIC Insd) (a)                                                    5.750     10/01/14       1,943,338
                                                                                                                      -------------
                                                                                                                       152,441,557
                                                                                                                      -------------

           PUERTO RICO    7.9%
   5,000   Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev Ser Y (FSA Insd)                        6.250     07/01/21       6,389,850
   2,000   Puerto Rico Pub Bldg Auth Rev Govt Fac Ser I (Comwth Gtd)                            5.250     07/01/33       2,129,840
                                                                                                                      -------------
                                                                                                                         8,519,690
                                                                                                                      -------------

           U. S. VIRGIN ISLANDS    1.1%
   1,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A (ACA Insd)              6.125     10/01/29       1,138,160
                                                                                                                      -------------

TOTAL LONG-TERM INVESTMENTS    151.2%
   (Cost $148,300,191)                                                                                                 162,099,407

SHORT-TERM INVESTMENTS    3.5%
   (Cost $3,800,000)                                                                                                     3,800,000
                                                                                                                      -------------

TOTAL INVESTMENTS    154.7%
   (Cost $152,100,191)                                                                                                 165,899,407

OTHER ASSETS IN EXCESS OF LIABILITIES    1.3%                                                                            1,355,687

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (56.0%)                                                          (60,033,532)
                                                                                                                      -------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                      $107,221,562
                                                                                                                      =============

               Percentages are calculated as a percentage of net assets applicable to common shares.

*              Zero coupon bond

(a)            The Trust owns 100% of the bond issuance.

ACA          - American Capital Access
AMBAC        - AMBAC Indemnity Corp.
AMT          - Alternative Minimum Tax
Comwth Gtd   - Commonwealth of Puerto Rico
FGIC         - Financial Guaranty Insurance Co.
FSA          - Financial Security Assurance Inc.
LOC          - Letter of Credit
MBIA         - Municipal Bond Investors Assurance Corp.
XLCA         - XL Capital Assurance Inc.

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Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.


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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Investment Grade New York Municipals

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

By: /s/ James W. Garrett
    ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2005